REVISION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Changes And Error Corrections [Abstract]
Consolidated Financial Statements

Accordingly, by reference to SAB No. 108, our previously issued consolidated financial statements have been revised as follows:

	Year Ended December 31, 2013
Statement of Consolidated Operations	As Previously Reported	Co-product Reclassification(1)	Revision	As Revised

Sales	$8,322	$92	$—	$8,414
Costs applicable to sales	5,186	92	21	5,299
Income (loss) before income and mining tax and other items	(3,585)	—	(21)	(3,606)
Income and mining tax benefit (expense)	813	—	(58)	755
Net income (loss)	(2,716)	—	(79)	(2,795)
Net loss (income) attributable to noncontrolling interests	254	—	7	261
Net income (loss) attributable to Newmont stockholders	(2,462)	—	(72)	(2,534)

Income (loss) per common share
Basic	$(4.94)	$—	$(0.15)	$(5.09)
Diluted	$(4.94)	$—	$(0.15)	$(5.09)

	Year Ended December 31, 2012
Statement of Consolidated Operations	As Previously Reported	Co-product Reclassification(1)	Revision	As Revised

Sales	$9,868	$96	$—	$9,964
Costs applicable to sales	4,238	96	—	4,334
Income (loss) before income and mining tax and other items	3,114	—	—	3,114
Income and mining tax benefit (expense)	(869)	—	(7)	(876)
Net income (loss)	2,118	—	(7)	2,111
Net income (loss) attributable to Newmont stockholders	1,809	—	(7)	1,802

Income (loss) per common share
Basic	$3.65	$—	$(0.01)	$3.64
Diluted	$3.63	$—	$(0.02)	$3.61

	Year Ended December 31, 2011
Statement of Consolidated Operations	As Previously Reported	Co-product Reclassification(1)	Revision	As Revised

Sales	$10,358	$83	$—	$10,441
Costs applicable to sales	3,890	83	—	3,973
Income (loss) before income and mining tax and other items	1,810	—	—	1,810
Income and mining tax benefit (expense)	(713)	—	(34)	(747)
Net income (loss)	972	—	(34)	938
Net income (loss) attributable to Newmont stockholders	366	—	(34)	332

Income (loss) per common share
Basic	$0.74	$—	$(0.07)	$0.67
Diluted	$0.73	$—	$(0.07)	$0.66

	Year Ended December 31, 2013
Consolidated Statement of Cash Flows	As Previously Reported	Revision	As Revised

Net income	$(2,716)	$(79)	$(2,795)
Adjustments:
Deferred income taxes	(1,314)	58	(1,256)
Net changes in operating assets and liabilities	(1,107)	21	(1,086)
Net cash provided from continuing operations	1,561	—	1,561

	Year Ended December 31, 2012
Consolidated Statement of Cash Flows	As Previously Reported	Revision	As Revised

Net income	$2,118	$(7)	$2,111
Adjustments:
Deferred income taxes	15	7	22
Net cash provided from continuing operations	2,388	—	2,388

	Year Ended December 31, 2011
Consolidated Statement of Cash Flows	As Previously Reported	Revision	As Revised

Net income	$972	$(34)	$938
Adjustments:
Deferred income taxes	(671)	34	(637)
Net cash provided from continuing operations	3,591	—	3,591

	At December 31, 2013
Consolidated Balance Sheet	As Previously Reported	Revision	As Revised

Stockpiles and ore on leach pads(2)	$3,506	$(21)	$3,485
Deferred income tax assets(3)	1,860	(136)	1,724
Total Assets	24,764	(157)	24,607

Employee-related benefits	325	(2)	323
Total liabilities	11,700	(2)	11,698

Additional paid-in capital	8,441	97	8,538
Retained earnings	1,093	(245)	848
Newmont stockholders’ equity	10,141	(148)	9,993
Noncontrolling interests	2,923	(7)	2,916
Total equity	13,064	(155)	12,909
Total liabilities and equity	24,764	(157)	24,607

	At December 31, 2012
Consolidated Balance Sheet	As Previously Reported	Revision	As Revised

Deferred income tax assets(3)	676	(77)	599
Total Assets	29,650	(77)	29,573

Additional paid-in capital	8,330	97	8,427
Retained earnings	4,166	(174)	3,992
Newmont stockholders’ equity	13,773	(77)	13,696
Total equity	16,948	(77)	16,871
Total liabilities and equity	29,650	(77)	29,573

(1)	Refer to Note 4 for information on the segment reclassifications.
(2)	Includes current and noncurrent stockpiles and ore on leach pads.
(3)	Includes current and noncurrent deferred tax assets.